Shareholder's capital - Schedule of Bonus Deferral RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Treasury Stock, Common
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)	6,147	31,455
Common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)	7,085	37,660
Retirement Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (percent)	100.00%
Bonus Deferral Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)	51,776	77,981
Deferred Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)	601,838	724,583
Common stock, shares issued (in shares)	13,232	69,115
Awards outstanding (in shares)	205,896	167,352